Equity-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Equity-Based Compensation

Note 12—Equity-Based Compensation

Enterprise Junior Stock

During the nine months ended September 30, 2020, no awards of enterprise junior stock were granted by the Company; 63,779 shares of enterprise junior stock vested at an aggregate fair value of $0.4 million; and 104,870 shares of enterprise junior stock were forfeited. Upon the closing of the IPO, 2,660,870 and 161,111 shares of vested and unvested enterprise junior stock, respectively, were automatically converted into an aggregate of 2,124,845 and 103,007 shares of common stock and restricted common stock, respectively. The restricted common stock was issued with the same vesting terms as the unvested enterprise junior stock held immediately prior to the IPO. No shares of enterprise junior stock were authorized, issued or outstanding as of September 30, 2020.

Stock Options

The 2020 Stock Option and Incentive Plan (“2020 Plan”) was adopted by the Company’s board of directors on May 14, 2020 and by the Company’s stockholders on June 12, 2020, which became effective on June 17, 2020. The 2020 Plan replaced the Company’s 2019 Stock Incentive Plan (“2019 Plan”). The 2019 Plan will continue to govern outstanding equity awards granted thereunder. The Company ceased granting awards under the 2019 Plan subsequent to the date the 2020 Plan was effective. The 2020 Plan provides for the grant of incentive stock options, non-qualified stock options, restricted and unrestricted stock awards and other equity-based awards. The number of shares initially reserved under the 2020 Plan was 3,436,632 shares of the Company’s common stock (“Initial Limit”), which included 1,231,361 shares of common stock remaining available for issuance under the 2019 Plan as of June 17, 2020. The 2020 Plan provides that the number of shares reserved and available for issuance under the 2020 Plan will automatically increase each January 1, beginning on January 1, 2021, by 4% of the outstanding number of shares of the Company’s common stock on the immediately preceding December 31 or such lesser number of shares as determined by the Company’s compensation committee (“Annual Increase”). The shares of common stock underlying any awards that are forfeited, cancelled, expired, repurchased, or otherwise terminated under the 2020 Plan and the 2019 Plan will be added back to the shares of common stock available for issuance under the 2020 Plan. The maximum number of shares of common stock that may be issued as incentive stock options in any one calendar year period may not exceed the Initial Limit cumulatively increased on January 1, 2021 and on each January 1 thereafter by the lesser of the Annual Increase for such year or 3,436,632 shares of common stock. As of September 30, 2020, there were 2,630,487 shares available for future issuance under the 2020 Plan, which includes 69,232 shares related to unexercised stock options that were forfeited under the 2019 Plan.

The 2020 Employee Stock Purchase Plan (“ESPP”) was adopted by the Company’s board of directors on May 14, 2020 and by the Company’s stockholders on June 12, 2020, which became effective on June 17, 2020. The ESPP initially provides participating employees with the opportunity to purchase up to an aggregate of 367,545 shares of the Company’s common stock. The ESPP provides that the number of shares reserved and available for issuance will automatically increase each January 1, beginning on January 1, 2021 and ending on January 1, 2030, by the lesser of 735,090 shares of common stock, 1% of the outstanding number of shares of common stock on the immediately preceding December 31, or such lesser number of shares as determined by the Company’s compensation committee. As of September 30, 2020, no shares have been issued under the ESPP and as such, 367,545 shares remained available for issuance.

The following table summarizes the Company’s stock option activity during the nine months ended September 30, 2020:

	Number of Shares	Weighted Average Exercise Price Per share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2019	2,091,366	$5.05	9.9	$805
Granted	3,177,278	10.13	—	—
Exercised	(28,547)	5.05	—	—
Forfeited	(292,991)	6.03	—	—

Outstanding as of September 30, 2020	4,947,106	$8.26	9.3	$205,722

Exercisable as of September 30, 2020	469,472	$5.05	8.7	$21,029
Vested and expected to vest as of September 30, 2020	4,947,106	$8.26	9.3	$205,722

The weighted-average grant-date fair value per share of stock options granted during the nine months ended September 30, 2020 was $6.62.

As of September 30, 2020, there was approximately $22.1 million of unrecognized equity-based compensation expense related to stock options that is expected to be recognized over a weighted-average period of approximately 3.1 years.

Stock Options Valuation

The following assumptions were used in determining the fair value of stock options, presented on a weighted average basis:

	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2020
Risk-free interest rate	0.36%	1.09%
Expected term (in years)	5.9	6.0
Expected volatility	76.1%	74.8%
Expected dividend yield	0.0%	0.0%
Fair value per share of common stock	$40.82	$10.13

Restricted Stock Units

During the three months ended September 30, 2020, 18,200 restricted stock units were issued by the Company under the 2020 Plan with a weighted-average grant date fair value per share of $44.02. The awards were issued with a service-based vesting condition which vest over a four-year period in equal annual installments. No restricted stock units were vested or forfeited during the three months ended September 30, 2020. As of September 30, 2020, there was approximately $0.8 million of unrecognized equity-based compensation expense related to the restricted common units that is expected to be recognized over a weighted-average period of approximately 3.2 years.

Restricted Common Stock

In connection with the closing of the IPO, 103,007 shares of restricted common stock were issued as a result of the conversion of the unvested enterprise junior stock outstanding immediately prior to the IPO. Subsequent to the IPO, during the nine months ended September 30, 2020, 18,870 shares of restricted common stock vested at an aggregate fair value of $0.2 million and 18,064 shares of restricted common stock were forfeited. No shares of restricted common stock were granted during the period. As of September 30, 2020, there was approximately $0.5 million of unrecognized equity-based compensation expense related to the restricted common stock that is expected to be recognized over a weighted-average period of approximately 1.6 years.

Equity-Based Compensation Expense

Equity-based compensation expense was as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Research and development	$659	$201	$1,431	$716
General and administrative	1,470	167	3,164	913

	$2,129	$368	$4,595	$1,629

Enterprise incentive shares	$—	$368	$—	$1,629
Enterprise junior stock	—	—	365	—
Restricted common stock	181	—	217	—
Restricted stock units	29	—	29	—
Stock options	1,919	—	3,984	—

	$2,129	$368	$4,595	$1,629

Note 13—Equity-Based Compensation

Enterprise Incentive Shares

Prior to the Reorganization, the Company adopted the 2012 Equity Incentive Plan, as Amended and Restated, in August 2012 (the “2012 Plan”). The 2012 Plan provided for the granting of equity awards, including enterprise incentive shares and Common 1 shares to the Company’s employees, executives, directors and consultants. The 2012 Plan is administered by the board of directors, who has the power and authority to determine the terms of the awards. To the extent enterprise incentive shares or Common 1 shares underlying any awards are forfeited, cancelled, repurchased or otherwise terminated by the Company under the 2012 Plan, such shares will be added back to the respective pools of enterprise incentive shares and Common 1 shares available for issuance under the 2012 Plan. As of December 31, 2018, a maximum of 4,225,175 enterprise incentive shares and Common 1 shares were authorized to be granted under the 2012 Plan.

The enterprise incentive shares represent “profits interests” under applicable partnership tax rules as holders are not required to make capital contributions in connection with the acquisition of these shares (i.e., the enterprise incentive shares are issued for zero consideration). Holders of the enterprise incentive shares are generally entitled to all rights and privileges of holders of Common 1 shares, except that holders of enterprise incentive shares will not receive any distributions until the liquidation preferences of all other holders of Preferred Shares and Common 1 shares are paid and they are not entitled to vote on any matter except as otherwise required by Delaware General Corporation Law. Holders of enterprise incentive shares are entitled to distributions made by the Company whether their shares are vested or unvested. Any distributions related to unvested enterprise incentive shares are to be held by the Company until the enterprise incentive shares vest, at which time they would be released to the enterprise incentive share holder. If such unvested enterprise incentive shares are forfeited or cease to vest for any reason, the holder shall have no right or claim to the unvested distributions.

As of December 31, 2018, the thresholds over which each class of enterprise incentive shares holders may participate after distributions have been made to the holders of Preferred Shares and Common 1 shares, in accordance with their liquation and distribution preferences, is as follows (in thousands, except share data):

	THRESHOLD	ENTERPRISE INCENTIVE SHARES OUTSTANDING
Enterprise.1 Incentive Shares	$99,300	564,105
Enterprise.2 Incentive Shares	$145,200	1,004,879
Enterprise.3 Incentive Shares	$165,698	390,541
Enterprise.4 Incentive Shares	$179,478	376,107
Enterprise.5 Incentive Shares	$229,950	551,346
Enterprise.6 Incentive Shares	$269,382	341,689

		3,228,667

During the year ended December 31, 2018, the Company issued service-based enterprise incentive share awards to employees and directors, which vest over a defined period of service, and performance-based enterprise incentive share awards, which vest upon the achievement of defined outcomes. Such service-based awards generally vest over a four-year period, with the first 25% vesting on the first anniversary of the vesting commencement date, and the remainder vesting in equal installments each month over the following thirty-six months. Any balance not yet vested will do so on the fourth anniversary of the vesting commencement date. The performance-based awards vest in two tranches, with (i) 50% vesting upon the first to occur of an initial public offering (defined as a public offering of the Company’s equity securities that results in gross proceeds of at least $50.0 million and implies an aggregate value of all outstanding securities immediately prior to such offering of at least $150.0 million) or first date upon which the sum of all cash and value of all property distributed to holders of the Company’s equity securities exceeds $150.0 million and; (ii) 50% vesting upon the first date in which the sum of all cash and value of all property distributed to holders of the Company’s equity securities exceeds $300.0 million. The Company concluded it was not probable that the performance conditions would be met as of December 31, 2018, or at any time prior to their exchange into enterprise junior stock, or thereafter through their modification in November 2019, therefore no equity-based compensation expense was recorded for the performance awards.

Additionally, in 2018, the Company granted two enterprise incentive share awards to non-employees, both of which were fully vested as of December 31, 2018. No awards of Common 1 shares were granted during the years ended December 31, 2018 and 2019, and all awards previously granted were fully vested as of January 1, 2018. No enterprise incentive share awards were granted by the Company during the year ended December 31, 2019.

The following table summarizes the Company’s enterprise incentive share activity:

	NUMBER OF ENTERPRISE INCENTIVE SHARES	WEIGHTED GRANT DATE FAIR VALUE
Outstanding as of December 31, 2017	2,838,705	$7.80
Granted	603,791	7.19
Forfeited	(213,829)	8.64

Outstanding as of December 31, 2018	3,228,667	$7.63
Granted	—	—
Forfeited	(262,111)	7.72
Exchange of enterprise incentive shares for enterprise junior stock pursuant to the Reorganization	(2,966,556)	7.62

Outstanding as of December 31, 2019	—	$—

A summary of the vested enterprise incentive shares is as follows:

NUMBER OF ENTERPRISE INCENTIVE SHARES
Vested as of December 31, 2018	2,260,882
Vested through date of Reorganization	249,367

Vested as of Reorganization	2,510,249

The aggregate fair value of enterprise incentive shares that vested during 2018 and 2019 through the date of Reorganization was $3.8 million and $2.3 million, respectively.

Enterprise Incentive Share Valuation

The following assumptions were used in the OPM in order to determine the fair value of enterprise incentive shares granted to employees and non-employees, presented on a weighted average basis:

YEAR ENDED DECEMBER 31,
2018
Risk-free interest rate	2.62%
Expected term (years to liquidity)	2.23
Expected volatility	70.3%
Expected dividend yield	0.0%

Additionally, the weighted-average discount for lack of marketability (“DLOM”) that was used to determine the fair value of the enterprise incentive shares granted during the year ended December 31, 2018 was 21.7%.

Enterprise Junior Stock

Pursuant to the Reorganization, all vested and unvested enterprise incentive shares were exchanged on a one-for-one basis for shares of vested and unvested enterprise junior stock, respectively. The shares of unvested enterprise junior stock were issued with the same vesting terms as the unvested enterprise incentive shares held immediately prior to the Reorganization. The rights and privileges of the enterprise junior stock were substantially the same as those of the enterprise incentive shares that were outstanding prior to the Reorganization. Additionally, the enterprise junior stock was subject to the same terms of the 2012 Plan under which the enterprise incentive shares were issued. In connection with the Reorganization, the Company retired all authorized but unissued shares reserved for future issuance of enterprise junior stock and common stock awards under the 2012 Plan. In addition, to the extent any unvested shares are forfeited, cancelled or are otherwise terminated by the Company related to any outstanding grants, the related shares that are reserved under the 2012 Plan are automatically retired.

As of December 31, 2019, the thresholds over which each class of holders of enterprise junior stock may participate after distributions have been made to the holders of Preferred Stock and common stock, in accordance with their liquation and distribution preferences, is as follows (in thousands, except share data):

	THRESHOLD	ENTERPRISE JUNIOR STOCK OUTSTANDING
Enterprise 1 Junior Stock	$54,000	564,055
Enterprise 2 Junior Stock	$99,843	1,003,919
Enterprise 3 Junior Stock	$120,341	371,441
Enterprise 4 Junior Stock	$134,121	321,699
Enterprise 5 Junior Stock	$184,593	423,429
Enterprise 6 Junior Stock	$224,025	242,308

		2,926,851

The thresholds included in the table above as of December 31, 2019 are lower than the thresholds for the enterprise incentive shares as of December 31, 2018 (as disclosed above) because of the $44.0 million and $1.4 million distributions declared in March and September 2019, respectively as disclosed in Note 10, which immediately reduced the thresholds for the enterprise incentive shares.

Each outstanding share of vested and unvested enterprise junior stock will automatically be converted into shares of common stock and restricted common stock, respectively, at the applicable conversion ratio upon (i) the automatic conversion of Preferred Stock into common stock, which occurs upon approval of 59% of the holders of the Series D Preferred Stock, or upon a Qualified Public Offering; or (ii) approval of all members of the board of directors and the 59% of the holders of the Series D Preferred Stock. The applicable conversion ratio for the enterprise junior stock is determined by dividing the difference between the fair market value of common stock and the applicable enterprise junior stock threshold by the fair market value of common stock, each subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization and other adjustments as set forth in the Company’s Amended Certificate of Incorporation.

During the year ended December 31, 2019, no awards of enterprise junior stock were granted by the Company. The following table summarizes the Company’s enterprise junior stock activity:

	NUMBER OF ENTERPRISE JUNIOR STOCK	WEIGHTED AVERAGE GRANT DATE FAIR VALUE	WEIGHTED- AVERAGE CONVERSION RATIO
Exchange of enterprise incentive shares for enterprise junior stock issued as part of the Reorganization	2,966,556	$7.62	0.23
Granted	—	—	—
Forfeited	(39,705)	7.89	0.02

Outstanding as of December 31, 2019	2,926,851	$7.62	0.23

A summary of the vested enterprise junior stock is as follows:

NUMBER OF ENTERPRISE JUNIOR STOCK
Vested through date of Reorganization	2,510,249
Vested through December 31, 2019	86,842

Vested as of December 31, 2019	2,597,091

The aggregate fair value of enterprise junior stock that vested during 2019 was $0.4 million.

Stock Options

Subsequent to the Reorganization, the Company adopted the 2019 Stock Incentive Plan in November 2019, as amended in December 2019 (the “2019 Plan”). In connection with the amendment, the amount of common stock that was authorized to be issued under the 2019 Plan increased from 3,039,158 shares to 5,427,377. The 2019 Plan provided for the granting of incentive stock options, non-qualified stock options, restricted stock, restricted stock units and other equity-based interests to the Company’s employees, officers, executives, and consultants. The 2019 Plan is administered by the board of directors, who has the power and authority to determine the terms of the awards. Additionally, the board of directors has the power to designate certain responsibilities to committees or officers at its discretion. The shares of common stock underlying any awards that are forfeited, cancelled, repurchased or otherwise terminated by the Company under the 2019 Plan will be added back to the shares of common available for issuance under the 2019 Plan.

During the year ended December 31, 2019, the Company issued service-based stock option awards to employees, directors and non-employees which vest over a defined period of service. Such service-based awards generally vest over a four-year period, with the first 25% vesting on the first anniversary of the vesting commencement date, and the remainder vesting in equal installments each month over the following thirty-six months. Any balance not yet vested will do so on the fourth anniversary of the vesting commencement date. Additionally, the Company’s stock options expire ten years after the initial grant date if they remain unexercised. Upon stock option exercise, the Company issues new shares and delivers them to the participant.

The following table summarizes the Company’s stock option activity:

	NUMBER OF SHARES	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE	WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM	AGGREGATE INTRINSIC VALUE
			(in years)	(in thousands)
Outstanding as of December 31, 2018	—	$—	—	—
Granted	2,121,406	5.05	—	—
Exercised	—	—	—	—
Forfeited	(30,040)	5.05	—	—

Outstanding as of December 31, 2019	2,091,366	$5.05	9.9	$805

Exercisable as of December 31, 2019	25,072	$5.05	9.9	$10
Vested and expected to vest as of December 31, 2019	2,091,366	$5.05	9.9	$805

The weighted-average grant-date fair value of stock options granted during the year ended December 31, 2019 was $3.25. No stock options were exercised during the year ended December 31, 2019.

Stock Options Valuation

The following assumptions were used in determining the fair value of stock options granted, presented on a weighted average basis:

YEAR ENDED DECEMBER 31, 2019
Risk-free interest rate	1.66%
Expected term (in years)	6.0
Expected volatility	72.9%
Expected dividend yield	0.0%
Fair value per share of common stock	$5.05

Equity-Based Compensation Expense

Equity-based compensation expense was as follows (in thousands):

	YEAR ENDED DECEMBER 31,
	2018	2019
Research and development	$1,638	$996
General and administrative	2,255	1,502

	$3,893	$2,498

Enterprise incentive shares	$3,893	$1,629
Enterprise junior stock	—	277
Stock options	—	592

	$3,893	$2,498

During the year ended December 31, 2018, the Company recognized $3.5 million and $0.4 million of equity-based compensation expense related to employees and non-employees, respectively. In addition, during the same period, the Company did not recognize any equity-based compensation expense related to its performance-based enterprise incentive share awards as the vesting conditions were not probable.

In November 2019, the Company modified the vesting terms of the enterprise junior stock performance-based awards, which were not probable of occurring as of the date of the modification, to service-based awards which vest over a four-year period. No other terms of the awards changed. The modification, which affected 13 employees, resulted in incremental equity-based compensation expense of $0.2 million which will be recognized over the remaining vesting period outlined within each award, only to the extent such awards fully vest.

During the year ended December 31, 2019, the total unrecognized equity-based compensation expense related to the enterprise junior stock and stock options was $1.9 million and $6.2 million, respectively which will be recognized over 2.3 years and 3.5 years, respectively.